INVENTORY (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventory by major categories are summarized as follows:
	June 30,	September 30,
	2015	2014
Raw material	$56,359	$68,780
Work in process	3,725,170	4,882,493
	$3,781,529	$4,951,273

Inventory by major categories are summarized as follows:
	September 30, 2014	September 30, 2013
Raw materials	$68,780	$84,171
Work in process	4,882,493	3,989,995
Total	$4,951,273	$4,074,166